SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2014
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	15.00%
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	14.00%
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Annual Rate Other intangible Assets	10.00%